Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
10.	Fair Value Measurements

The Company measures certain financial assets and liabilities, including foreign exchange hedges and interest rate swaps, at fair value on a recurring basis, based on significant other observable inputs. The fair value of the foreign exchange hedges and the interest rate swaps is determined by using quoted market forward rates (level 2 inputs) and reflects the present value of the amount the Company would pay for contracts involving the same notional amount and maturity date.

Accounting guidance on fair value establishes a hierarchy for those instruments measured at fair value which distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 — Quoted market prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable; and

•	Level 3 — Unobservable inputs developed using estimates and assumptions developed by the Company which reflect those that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period.

The following table summarizes the financial instruments measured at fair value in the accompanying Condensed Consolidated Balance Sheets as of March 31, 2018 and December 31, 2017 (in thousands):

	Fair Value Measurements
		Quoted Market Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Interest rate swap & foreign exchange hedges:
Assets
— as of March 31, 2018	$1,357	$—	$1,357	$—
— as of December 31, 2017	$29	$—	$29	$—
Liabilities
— as of December 31, 2017	$638	$—	$638	$—

The carrying amount of accounts receivable at March 31, 2018, approximates fair value because of the short-term nature of this item. As of March 31, 2018, no assets or liabilities are measured at fair value on a nonrecurring basis.

17.  Fair Value Measurements

The Company measures certain financial assets and liabilities, including foreign exchange hedges and interest rate swaps, at fair value on a recurring basis, based on significant other observable inputs. The fair value of the foreign exchange hedges and the interest rate swaps is determined by using quoted market forward rates (level 2 inputs) and reflects the present value of the amount the Company would pay for contracts involving the same notional amount and maturity date.

Accounting guidance on fair value establishes a hierarchy for those instruments measured at fair value which distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1—Quoted market prices in active markets for identical assets or liabilities;
•	Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable; and
•	Level 3—Unobservable inputs developed using estimates and assumptions developed by the Company which reflect those that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period.

	Fair Value Measurements
		Quoted Market Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Interest rate swap & foreign exchange hedges:
Assets
—as of December 31, 2017	$29	$—	$29	$—

Liabilities
—as of December 31, 2017	$638	$—	$638	$—
—as of December 31, 2016	$205	$—	$205	$—

The carrying amount of accounts receivable at December 31, 2017 and 2016, including $500.3 million of receivables sold under the Receivables Securitization Program in 2016, approximates fair value because of the short-term nature of this item.

As of December 31, 2017, no assets or liabilities are measured at fair value on a nonrecurring basis.